As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

10 Bank Street, Suite 590, White Plains, NY 10606

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Advertising: 0.7%
4,400	WPP Group Plc	$408,320

Bank (Money Center): 4.7%
29,200	JPMorgan Chase & Co.	2,788,892

Bank (Processing): 2.0%
12,700	State Street Corp.	1,213,358

Bank (Regional): 2.3%
28,500	BB&T Corp.	1,337,790

Bank (Super Regional): 4.3%
46,000	Wells Fargo & Co.	2,536,900

Beverages: 2.3%
12,200	PepsiCo, Inc.	1,359,446

Biotechnology: 3.6%
26,000	Gilead Sciences, Inc.	2,106,520

Computer and Peripherals: 1.4%
5,500	Apple, Inc.	847,660

Computer Software and Services: 4.1%
32,800	Microsoft Corp.	2,443,272

Consumer Discretionary (Multi-media): 2.0%
42,500	Viacom, Inc. - Class B	1,183,200

Diversified Operations: 7.9%
42,500	General Electric Co.	1,027,650
45,499	Johnson Controls International Plc	1,833,155
15,800	United Technologies Corp.	1,834,064
		4,694,869

Drug: 3.5%
23,500	AbbVie, Inc.	2,088,210

Drug Store: 3.7%
27,300	CVS Health Corp.	2,220,036

Electrical Component: 3.6%
26,000	TE Connectivity Ltd.	2,159,560

Financial Services: 5.4%
17,000	American Express Co.	1,537,820
19,300	Capital One Financial Corp.	1,633,938
		3,171,758

Food Processing Retail: 0.8%
11,300	Mondelez International, Inc.	459,458

Household Products: 3.0%
19,800	The Procter & Gamble Co.	1,801,404

Insurance (Diversified): 3.4%
39,000	MetLife, Inc.	2,026,050

Insurance (Property Casualty): 3.1%
12,800	Chubb Ltd.	1,824,640

Internet Software & Services: 3.6%
2,250	Alphabet, Inc. - Class C*	2,157,997

Manufacturing - Miscellaneous: 3.8%
29,000	Eaton Corp. Plc	2,226,910

Medical Supplies: 3.5%
17,500	Zimmer Biomet Holdings, Inc.	2,049,075

Motorcycles/Motor Scooter: 2.2%
27,500	Harley-Davidson, Inc.	1,325,775

Oil & Gas Services: 2.9%
24,400	Schlumberger Ltd.	1,702,144

Oil/Gas (Domestic): 2.4%
39,000	Devon Energy Corp.	1,431,690

Petroleum (Integrated): 2.7%
13,600	Chevron Corp.	1,598,000

Petroleum (Producing): 4.8%
21,700	ConocoPhillips	1,086,085
27,000	Occidental Petroleum Corp.	1,733,670
		2,819,755

Precision Instruments: 3.2%
9,900	Thermo Fisher Scientific, Inc.	1,873,080

Securities Brokerage: 2.2%
27,000	Morgan Stanley	1,300,590

Telecommunications (Equipment): 6.8%
66,000	Cisco Systems, Inc.	2,219,580
35,400	QUALCOMM, Inc.	1,835,136
		4,054,716

TOTAL COMMON STOCKS (Cost $41,546,929)		$59,211,075

SHORT-TERM INVESTMENTS - 0.1%
72,172	Fidelity Institutional Money Market Funds - Government Portfolio - 0.95%**	72,172

TOTAL SHORT-TERM INVESTMENTS (Cost $72,172)		$72,172

TOTAL INVESTMENTS (Cost $41,619,101): 100.0%		59,283,247
Liabilities in Excess of Other Assets: (0.0)%		(3,121)
TOTAL NET ASSETS: 100.0%		$59,280,126

* Non-Income Producing
** Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2017, was as follows+:

Cost of investments	$41,619,101
Gross unrealized appreciation	19,928,128
Gross unrealized depreciation	(2,263,982)
Net unrealized appreciation	$17,664,146

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2017:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$59,211,075	$-	$-	$59,211,075
Total Equity	$59,211,075	$-	$-	$59,211,075
Short-Term Investments	$72,172	$-	$-	$72,172
Total Investments in Securities	$59,283,247	$-	$-	$59,283,247

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date                               November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date                               November 22, 2017